Equity - Changes in AOCI (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 134,828	¥ 58,378
Other comprehensive income (loss) before reclassifications	(59,227)	76,575
Amounts reclassified from accumulated other comprehensive income (loss)	1,128	(125)
Net change during the current period other comprehensive income (loss)	(58,099)	76,450
Balance at end of year	76,729	134,828
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	131,332	54,540
Other comprehensive income (loss) before reclassifications	(53,941)	76,856
Amounts reclassified from accumulated other comprehensive income (loss)	233	(64)
Net change during the current period other comprehensive income (loss)	(53,708)	76,792
Balance at end of year	77,624	131,332
Net unrealized gains (losses) from securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	7,412	4,185
Other comprehensive income (loss) before reclassifications	(3,059)	3,245
Amounts reclassified from accumulated other comprehensive income (loss)	(655)	(18)
Net change during the current period other comprehensive income (loss)	(3,714)	3,227
Balance at end of year	3,698	7,412
Net gains (losses) from derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(1,072)	(24)
Other comprehensive income (loss) before reclassifications	(1,210)	(1,065)
Amounts reclassified from accumulated other comprehensive income (loss)	1,536	17
Net change during the current period other comprehensive income (loss)	326	(1,048)
Balance at end of year	(746)	(1,072)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(2,844)	(323)
Other comprehensive income (loss) before reclassifications	(1,017)	(2,461)
Amounts reclassified from accumulated other comprehensive income (loss)	14	(60)
Net change during the current period other comprehensive income (loss)	(1,003)	(2,521)
Balance at end of year	¥ (3,847)	¥ (2,844)